CAPITAL AND FINANCIAL RISK MANAGEMENT - Energy price risk (Details) $ in Millions	Dec. 31, 2018 USD ($)
Capital and financial risk management
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% increase in price | WTI oil
Capital and financial risk management
Increase in price effect on OCI before tax, gain (loss)	$ 7.5
10% decrease in price | WTI oil
Capital and financial risk management
Decrease in price effect on OCI before tax, gain (loss)	$ (7.5)